As Filed with the Securities and Exchange Commission on March 4, 2022

Registration Nos.:  333-203628; 811-23050

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 10    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 22    ☒

(Check appropriate box or boxes)

VARIABLE ANNUITY-8 SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Office) (Zip Code)

(303) 737-3000

(Depositor’s Telephone Number)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Stephen Roth, Esq.

Eversheds Sutherland (USA) LLP

700 Sixth Street, N.W., Suite 700

Washington, D.C. 20007-3980

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on April 4, 2022 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until April 4, 2022, the effectiveness of Post-Effective Amendment No. 9, which was filed on December 17, 2021 (SEC Accession Number 000193125-21-360881), pursuant to paragraph (a) of Rule 485 of the 1933 Act. The Prospectus, Statement of Additional Information, and Part C that were filed as part of Post-Effective Amendment No. 9 are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 4th day of March, 2022.

VARIABLE ANNUITY-8 SERIES ACCOUNT (Registrant)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	March 4, 2022

R. Jeffrey Orr*

/s/ Edmund F. Murphy III	President and Chief Executive Officer	March 4, 2022

Edmund F. Murphy III

Signature	Title	Date

/s/ Andra S. Bolotin	Executive Vice President, Chief Financial Officer & Principal Accounting Officer	March 4, 2022

Andra S. Bolotin

/s/ John L. Bernbach	Director	March 4, 2022

John L. Bernbach*

/s/ Robin Bienfait	Director	March 4, 2022

Robin Bienfait*

/s/ Jeff Carney	Director	March 4, 2022

Jeff Carney*

/s/ Marcel R. Coutu	Director	March 4, 2022

Marcel R. Coutu*

/s/ André R. Desmarais	Director	March 4, 2022

André R. Desmarais*

/s/ Paul G. Desmarais, Jr.	Director	March 4, 2022

Paul G. Desmarais, Jr.*

	Director	March 4, 2022

Gary A. Doer

/s/ Gregory J. Fleming	Director	March 4, 2022

Gregory J. Fleming*

/s/ Claude Généreux	Director	March 4, 2022

Claude Généreux*

/s/ Alain Louvel	Director	March 4, 2022

Alain Louvel*

/s/ Paula B. Madoff	Director	March 4, 2022

Paula B. Madoff*

/s/ Paul A. Mahon	Director	March 4, 2022

Paul A. Mahon *

Signature	Title	Date

/s/ Robert L. Reynolds	Director	March 4, 2022

Robert L. Reynolds*

/s/ T. Timothy Ryan, Jr.	Director	March 4, 2022

T. Timothy Ryan, Jr.*

/s/ Jerome J. Selitto	Director	March 4, 2022

Jerome J. Selitto*

/s/ Gregory D. Tretiak	Director	March 4, 2022

Gregory D. Tretiak*

/s/ Brian E. Walsh	Director	March 4, 2022

Brian E. Walsh*

*By: Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	March 4, 2022